CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Statement [Line Items]
Class A common stock subject to possible redemption	387,551	27,600,000
Purchase price, per unit (in dollars per share)	$ 10.10	$ 10.10
Common Class B [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000